Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Amortization Expenses	$ 1,100	$ 400	$ 400
Trade Names
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives of acquired assets	5 years
Noncompete Agreements
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives of acquired assets	5 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives of acquired assets	10 years 3 months 18 days
Series of Individually Immaterial Business Acquisitions
Finite Lived Intangible Assets [Line Items]
Intangible assets	$ 17,467
Series of Individually Immaterial Business Acquisitions | Trade Names
Finite Lived Intangible Assets [Line Items]
Intangible assets	1,200
Series of Individually Immaterial Business Acquisitions | Noncompete Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets	400
Series of Individually Immaterial Business Acquisitions | Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets	$ 15,900